LOANS	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
LOANS
LOANS

5. LOANS

        The composition of loans is as follows (dollars in thousands):

	June 30, 2014	December 31, 2013	June 30, 2013
Commercial real estate	$274,500	$268,809	$243,363
Commercial, financial, and agricultural	89,515	79,655	84,145
One to four family residential real estate	105,868	103,768	94,254
Construction:
Consumer	7,464	6,895	4,305
Commerical	10,550	10,904	16,053
Consumer	15,043	13,801	13,435

Total loans	$502,940	$483,832	$455,555

        An analysis of the allowance for loan losses for the six months ended June 30, 2014, the year ended December 31, 2013, and the six months ended June 30, 2013 is as follows (dollars in thousands):

	June 30, 2014	December 31, 2013	June 30, 2013
Balance at beginning of period	$4,661	$5,218	$5,218
Loans charged off	(115)	(2,432)	(616)
Recoveries on loans previously charged off	177	200	100
Provision	374	1,675	475

Balance at end of period	$5,097	$4,661	$5,177

        In the first half of 2014, net recoveries were $62,000, compared to net charge-offs of $.516 million, or .11% of average loans, in the same period in 2013. In the first half of 2014, the Corporation recorded a provision for loan loss of $.374 million compared to $.475 million in the first half of 2013. The Corporation's allowance for loan loss reserve policy calls for a measurement of the adequacy of the reserve at each quarter end. This process includes an analysis of the loan portfolio to take into account increases in loans outstanding and portfolio composition, historical loss rates, and specific reserve requirements of nonperforming loans.

        A breakdown of the allowance for loan losses and recorded balances in loans at June 30, 2014 is as follows (dollars in thousands):

	Commercial real estate	Commercial, financial and agricultural	Commercial construction	One to four family residential real estate	Consumer construction	Consumer	Unallocated	Total
Three Months Ended June 30, 2014 Allowance for loan loss reserve:
Beginning balance ALLR	$1,756	$1,572	$41	$391	$16	$114	$993	$4,883
Charge-offs	—	(3)	—	(13)	—	(17)	—	(33)
Recoveries	20	15	3	8	—	10	—	56
Provision	(146)	85	(4)	(41)	(1)	4	294	191

Ending balance ALLR	$1,630	$1,669	$40	$345	$15	$111	$1,287	$5,097

Six Months Ended June 30, 2014 Allowance for loan loss reserve:
Beginning balance ALLR	$1,849	$1,378	$80	$516	$25	$148	$665	$4,661
Charge-offs	(1)	(65)	—	(16)	—	(33)	—	(115)
Recoveries	74	59	6	14	—	24	—	177
Provision	(292)	297	(46)	(169)	(10)	(28)	622	374

Ending balance ALLR	$1,630	$1,669	$40	$345	$15	$111	$1,287	$5,097

At June 30,2014 Loans:
Ending balance	$274,500	$89,515	$10,550	$105,868	$7,464	$15,043	$—	$502,940
Ending balance ALLR	(1,630)	(1,669)	(40)	(345)	(15)	(111)	(1,287)	(5,097)

Net loans	$272,870	$87,846	$10,510	$105,523	$7,449	$14,932	$(1,287)	$497,843

Ending balance ALLR:
Individually evaluated	$189	$1,110	$—	$118	$—	$21	$—	$1,438
Collectively evaluated	1,441	559	40	227	15	90	1,287	3,659

Total	$1,630	$1,669	$40	$345	$15	$111	$1,287	$5,097

Ending balance Loans:
Individually evaluated	$609	$1,744	$—	$622	$—	$64	$—	$3,039
Collectively evaluated	273,891	87,771	10,550	105,246	7,464	14,979	—	499,901

Total	$274,500	$89,515	$10,550	$105,868	$7,464	$15,043	$—	$502,940

Impaired loans, by definition, are individually evaluated.

        A breakdown of the allowance for loan losses and recorded balances in loans at December 31, 2013 is as follows (dollars in thousands):

	Commercial real estate	Commercial, financial and agricultural	Commercial construction	One to four family residential real estate	Consumer construction	Consumer	Unallocated	Total
Allowance for loan loss reserve:
Beginning balance ALLR	$3,267	$692	$125	$980	$—	$—	$154	5,218
Charge-offs	(1,539)	(632)	—	(141)	—	(120)	—	(2,432)
Recoveries	92	56	2	26	2	22	—	200
Provision	29	1,262	(47)	(349)	23	246	511	1,675

Ending balance ALLR	$1,849	$1,378	$80	$516	$25	$148	$665	$4,661

Loans:
Ending balance	$268,809	$79,655	$10,904	$103,768	$6,895	$13,801	$—	$483,832
Ending balance ALLR	(1,849)	(1,378)	(80)	(516)	(25)	(148)	(665)	(4,661)

Net loans	$266,960	$78,277	$10,824	$103,252	$6,870	$13,653	$(665)	$479,171

Ending balance ALLR:
Individually evaluated	$99	$891	$—	$103	$—	$18	$—	$1,111
Collectively evaluated	1,750	487	80	413	25	130	665	3,550

Total	$1,849	$1,378	$80	$516	$25	$148	$665	$4,661

Ending balance Loans:
Individually evaluated	$649	$1,830	$—	$385	$—	$42	$—	$2,906
Collectively evaluated	268,160	77,825	10,904	103,383	6,895	13,759	—	480,926

Total	$268,809	$79,655	$10,904	$103,768	$6,895	$13,801	$—	$483,832

        A breakdown of the allowance for loan losses and recorded balances in loans at June 30, 2013 is as follows (dollars in thousands):

	Commercial real estate	Commercial, financial and agricultural	Commercial construction	One to four family residential real estate	Consumer construction	Consumer	Unallocated	Total
Three Months Ended June 30, 2013 Allowance for loan loss reserve:
Beginning balance ALLR	$2,964	$847	$118	$990	$—	$13	$105	$5,037
Charge-offs	(21)	(4)	—	(6)	—	(5)	—	(36)
Recoveries	29	30	1	6	—	10	—	76
Provision	(311)	217	(22)	(113)	—	(5)	334	100

Ending balance ALLR	$2,661	$1,090	$97	$877	$—	$13	$439	$5,177

Six Months Ended June 30, 2013 Allowance for loan loss reserve:
Beginning balance ALLR	$3,267	$692	$125	$980	$—	$—	$154	$5,218
Charge-offs	(456)	(76)	—	(13)	—	(71)	—	(616)
Recoveries	41	33	2	11	—	13	—	100
Provision	(191)	441	(30)	(101)	—	71	285	475

Ending balance ALLR	$2,661	$1,090	$97	$877	$—	$13	$439	$5,177

At June 30,2013 Loans:
Ending balance	$243,363	$84,145	$16,053	$94,254	$4,305	$13,435	$—	$455,555
Ending balance ALLR	(2,661)	(1,090)	(97)	(877)	—	(13)	(439)	(5,177)

Net loans	$240,702	$83,055	$15,956	$93,377	$4,305	$13,422	$(439)	$450,378

Ending balance ALLR:
Individually evaluated	$1,396	$643	$8	$148	$—	$13	$—	$2,208
Collectively evaluated	1,265	447	89	729	—	—	439	2,969

Total	$2,661	$1,090	$97	$877	$—	$13	$439	$5,177

Ending balance Loans:
Individually evaluated	$14,499	$6,668	$917	$640	$—	$22	$—	$22,746
Collectively evaluated	228,864	77,477	15,136	93,614	4,305	13,413	—	432,809

Total	$243,363	$84,145	$16,053	$94,254	$4,305	$13,435	$—	$455,555

Impaired loans, by definition, are individually evaluated.

        As part of the management of the loan portfolio, risk ratings are assigned to all commercial loans. Through the loan review process, ratings are modified as believed to be appropriate to reflect changes in the credit. Our ability to manage credit risk depends in large part on our ability to properly identify and manage problem loans.

        To do so, we operate a credit risk rating system under which our credit management personnel assign a credit risk rating to each loan at the time of origination and review loans on a regular basis to determine each loan's credit risk rating on a scale of 1 through 8, with higher scores indicating higher risk. The credit risk rating structure used is shown below.

        In the context of the credit risk rating structure, the term Classified is defined as a problem loan which may or may not be in a nonaccrual status, dependent upon current payment status and collectability.

Strong (1)

        Borrower is not vulnerable to sudden economic or technological changes. They have "strong" balance sheets and are within an industry that is very typical for our markets or type of lending culture. Borrowers also have "strong" financial and cash flow performance and excellent collateral (low loan to value or readily available to liquidate collateral) in conjunction with an impeccable repayment history.

Good (2)

        Borrower shows limited vulnerability to sudden economic change. These borrowers have "above average" financial and cash flow performance and a very good repayment history. The balance sheet of the company is also very good as compared to peer and the company is in an industry that is familiar to our markets or our type of lending. The collateral securing the deal is also very good in terms of its type, loan to value, etc.

Average (3)

        Borrower is typically a well-seasoned business, however may be susceptible to unfavorable changes in the economy, and could be somewhat affected by seasonal factors. The borrowers within this category exhibit financial and cash flow performance that appear "average" to "slightly above average" when compared to peer standards and they show an adequate payment history. Collateral securing this type of credit is good, exhibiting above average loan to values, etc.

Acceptable/Acceptable Watch (4)

        A borrower within this category exhibits financial and cash flow performance that appear adequate and satisfactory when compared to peer standards and they show a satisfactory payment history. The collateral securing the request is within supervisory limits and overall is acceptable. Borrowers rated acceptable could also be newer businesses that are typically susceptible to unfavorable changes in the economy, and more than likely could be affected by seasonal factors.

Special Mention (5)

        The borrower may have potential weaknesses that deserve management's close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the asset or in the institution's credit position at some future date. Special mention assets are not adversely classified and do not expose an institution to sufficient risk to warrant adverse classification. Examples of this type of credit include a start-up company fully based on projections, a documentation issue that needs to be corrected or a general market condition that the borrower is working through to get corrected.

Substandard (6)

        Substandard loans are classified assets exhibiting a number of well-defined weaknesses that jeopardize normal repayment. The assets are no longer adequately protected due to declining net worth, lack of earning capacity, or insufficient collateral offering the distinct possibility of the loss of a portion of the loan principal. Loans classified as substandard clearly represent troubled and deteriorating credit situations requiring constant supervision.

Doubtful (7)

        Loans in this category exhibit the same, if not more pronounced weaknesses used to describe the substandard credit. Loans are frozen with collection improbable. Such loans are not yet rated as Charge-off because certain actions may yet occur which would salvage the loan.

Charge-off/Loss (8)

        Loans in this category are largely uncollectible and should be charged against the loan loss reserve immediately.

General Reserves:

        For loans with a credit risk rating of 5 or better and any loans with a risk rating of 6 or 7 with no specific reserve, reserves are established based on the type of loan collateral, if any, and the assigned credit risk rating. Determination of the allowance is inherently subjective as it requires significant estimates, including the amounts and timing of expected future cash flows on impaired loans, estimated losses on pools of homogenous loans based on historical loss experience, and consideration of current environmental factors and economic trends, all of which may be susceptible to significant change.

        Using a historical average loss by loan type as a base, each loan graded as higher risk is assigned a specific percentage. Within the commercial loan portfolio, the historical loss rates are used for specific industries such as hospitality, gaming, petroleum, and forestry. The residential real estate and consumer loan portfolios are assigned a loss percentage as a homogenous group. If, however, on an individual loan the projected loss based on collateral value and payment histories are in excess of the computed allowance, the allocation is increased for the higher anticipated loss. These computations provide the basis for the allowance for loan losses as recorded by the Corporation.

        Commercial construction loans in the amount of $3.153 million, $2.951 million and $3.394 million for the periods ended June 30, 2014, December 31, 2013 and June 30, 2013, respectively did not receive a specific risk rating. These amounts represent loans made for land development and unimproved land purchases. Below is a breakdown of loans by risk category as of June 30, 2014 (dollars in thousands):

	(1) Excellent	(2) Good	(3) Average	(4) Acceptable/ Acceptable Watch	(5) Sp. Mention	(6) Substandard	(7) Doubtful	Rating Unassigned	Total
Commercial real estate	$15	$25,065	$121,108	$126,593	$—	$1,719	$—	$—	$274,500
Commercial, financial and agricultural	2,107	4,418	31,875	46,320	—	4,795	—	—	89,515
Commercial construction	—	460	2,919	3,616	—	402	—	3,153	10,550
One to four family residential real estate	—	2,329	1,303	4,344	—	—	—	97,892	105,868
Consumer construction	—	—	—	—	—	—	—	7,464	7,464
Consumer	—	—	20	39	—	—	—	14,984	15,043

Total loans	$2,122	$32,272	$157,225	$180,912	$—	$6,916	$—	$123,493	$502,940

        Below is a breakdown of loans by risk category as of December 31, 2013 (dollars in thousands):

	(1) Excellent	(2) Good	(3) Average	(4) Acceptable/ Acceptable Watch	(5) Sp. Mention	(6) Substandard	(7) Doubtful	Rating Unassigned	Total
Commercial real estate	$1,502	$23,310	$116,702	$125,010	$—	$2,285	$—	$—	$268,809
Commercial, financial and agricultural	3,741	4,348	27,455	39,070	—	5,041	—	—	79,655
Commercial construction	30	479	2,702	4,340	—	402	—	2,951	10,904
One-to-four family residential real estate	251	3,074	1,275	4,482	—	710	—	93,976	103,768
Consumer construction	—	—	—	—	—	—	—	6,895	6,895
Consumer	10	—	37	43	—	30	—	13,681	13,801

Total loans	$5,534	$31,211	$148,171	$172,945	$—	$8,468	$—	$117,503	$483,832

        Below is a breakdown of loans by risk category as of June 30, 2013 (dollars in thousands):

	(1) Excellent	(2) Good	(3) Average	(4) Acceptable/ Acceptable Watch	(5) Sp. Mention	(6) Substandard	(7) Doubtful	Rating Unassigned	Total
Commercial real estate	$2,294	$22,319	$86,404	$111,180	$16,446	$4,531	$189	$—	$243,363
Commercial, financial and agricultural	4,997	5,253	21,780	46,214	4,176	1,725	—	—	84,145
Commercial construction	—	723	5,119	5,660	755	402	—	3,394	16,053
One to four family residential real estate	—	1,954	2,465	4,565	—	—	—	85,270	94,254
Consumer construction	—	—	—	—	—	—	—	4,305	4,305
Consumer	—	109	36	470	—	—	—	12,820	13,435

Total loans	$7,291	$30,358	$115,804	$168,089	$21,377	$6,658	$189	$105,789	$455,555

Impaired Loans

        Nonperforming loans are those which are contractually past due 90 days or more as to interest or principal payments, on nonaccrual status, or loans, the terms of which have been renegotiated to provide a reduction or deferral on interest or principal. There was no interest income recorded during impairment for the three and six months ended June 30, 2014. Interest income that would have been recognized during these periods was $.029 million and $.053 million, respectively. For the three and six months ended June 30, 2013, the amounts that would have been recognized were $.059 million and $.117 million, respectively.

        The accrual of interest on loans is discontinued when, in management's opinion, the borrower may be unable to meet payment obligations as they become due, as well as when required by regulatory provisions. When interest accrual is discontinued, all unpaid accrued interest is reversed. Interest income is subsequently recognized only to the extent cash payments are received in excess of principal due. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

        Loans are considered impaired when, based on current information and events, it is probable the Corporation will be unable to collect all amounts due in accordance with the original contractual terms of the loan agreement, including scheduled principal and interest payments. Impairment is evaluated in total for smaller-balance loans of a similar nature and on an individual loans basis for other loans. If a loan is impaired, a specific valuation allowance is allocated, if necessary, so that the loan is reported net, at the present value of estimated future cash flows using the loan's existing rate or at the fair value of collateral if repayment is expected solely from the collateral. Interest payments on impaired loans are typically applied to principal unless collectability of the principal amount is reasonably assured, in which case interest is recognized on a cash basis. Impaired loans, or portions thereof, are charged off when deemed uncollectible.

        The following is a summary of impaired loans and their effect on interest income (dollars in thousands):

						Three Months Ended		Six Months Ended
June 30, 2014	Nonaccrual Basis	Accrual Basis	QTD Average Investment	YTD Average Investment	Related Valuation Reserve	Interest Income Recognized During Impairment	Interest Income on Accrual Basis	Interest Income Recognized During Impairment	Interest Income on Accrual Basis
With no valuation reserve:
Commercial real estate	$278	$—	$279	$304	$—	$—	$4	$—	$8
Commercial, financial and agricultural	82	—	97	140	—	—	2	—	4
Commercial construction	—	—	—	—	—	—	—	—	—
One to four family residential real estate	37	—	38	97	—	—	—	—	3
Consumer construction	—	—	—	—	—	—	—	—	—
Consumer	—	—	3	6	—	—	—	—	—
With a valuation reserve:
Commercial real estate	$176	$—	$176	$176	$104	$—	$3	$—	$7
Commercial, financial and agricultural	1,726	—	1,157	918	1,110	—	13	—	20
Commercial construction	—	—	—	—	—	—	—	—	—
One to four family residential real estate	346	—	279	299	100	—	7	—	11
Consumer construction	—	—	—	—	—	—	—	—	—
Consumer	7	—	7	8	1	—	—	—	—
Total:
Commercial real estate	$454	$—	$455	$480	$104	$—	$7	$—	$15
Commercial, financial and agricultural	1,808	—	1,254	1,058	1,110	—	15	—	24
Commercial construction	—	—	—	—	—	—	—	—	—
One to four family residential real estate	383	—	317	396	100	—	7	—	14
Consumer construction	—	—	—	—	—	—	—	—	—
Consumer	7	—	10	14	1	—	—	—	—

Total	$2,652	$—	$2,036	$1,948	$1,315	$—	$29	$—	$53

For the Year Ended: December 31, 2013	Nonaccrual Basis	Accrual Basis	Average Investment	Related Valuation Reserve	Interest Income Recognized During Impairment	Interest Income on Accrual Basis
With no valuation reserve:
Commercial real estate	$513	$—	$3,045	$—	$—	$153
Commercial, financial and agricultural	59	—	505	—	—	13
Commercial construction	—	—	626	—	—	3
One to four family residential real estate	361	—	625	—	—	16
Consumer construction	—	—	—	—	—	—
Consumer	—	—	2	—	—	—
With a valuation reserve:
Commercial real estate	$59	$—	$71	$14	$—	$5
Commercial, financial and agricultural	752	—	834	265	—	18
Commercial construction	—	—	—	—	—	—
One to four family residential real estate	250	—	261	78	—	20
Consumer construction	—	—	—	—	—	—
Consumer	30	—	30	13	—	—
Total:
Commercial real estate	$572	$—	$3,116	$14	$—	$158
Commercial, financial and agricultural	811	—	1,339	265	—	31
Commercial construction	—	—	626	—	—	3
One to four family residential real estate	611	—	886	78	—	36
Consumer construction	—	—	—	—	—	—
Consumer	30	—	32	13	—	—

Total	$2,024	$—	$5,999	$370	$—	$228

						Three Months Ended		Six Months Ended
June 30, 2013	Nonaccrual Basis	Accrual Basis	QTD Average Investment	YTD Average Investment	Related Valuation Reserve	Interest Income Recognized During Impairment	Interest Income on Accrual Basis	Interest Income Recognized During Impairment	Interest Income on Accrual Basis
With no valuation reserve:
Commercial real estate	$728	$—	$733	$797	$—	$—	$14	$—	$26
Commercial, financial and agricultural	176	—	206	248	—	—	3	—	6
Commercial construction	—	—	—	275	—	—	—	—	3
One to four family residential real estate	94	—	133	165	—	—	3	—	5
Consumer construction	—	—	—	—	—	—	—	—	—
Consumer	9	—	2	1	—	—	—	—	—
With a valuation reserve:
Commercial real estate	$2,329	$—	$2,308	$2,298	$1,240	$—	$30	$—	$60
Commercial, financial and agricultural	341	—	267	199	106	—	4	—	6
Commercial construction	—	—	—	—	—	—	—	—	—
One to four family residential real estate	306	—	303	289	126	—	5	—	11
Consumer construction	—	—	—	—	—	—	—	—	—
Consumer	—	—	—	—	—	—	—	—	—
Total:
Commercial real estate	$3,057	$—	$3,041	$3,095	$1,240	$—	$44	$—	$86
Commercial, financial and agricultural	517	—	473	447	106	—	7	—	12
Commercial construction	—	—	—	275	—	—	—	—	3
One to four family residential real estate	400	—	436	454	126	—	8	—	16
Consumer construction	—	—	—	—	—	—	—	—	—
Consumer	9	—	2	1	—	—	—	—	—

Total	$3,983	$—	$3,952	$4,272	$1,472	$—	$59	$—	$117

        A summary of past due loans at June 30, 2014, December 31, 2013 and June 30, 2013 is as follows (dollars in thousands):

	June 30, 2014			December 31, 2013			June 30, 2013
	30 - 89 days Past Due (accruing)	90+ days Past Due/ Nonaccrual	Total	30 - 89 days Past Due (accruing)	90+ days Past Due/ Nonaccrual	Total	30 - 89 days Past Due (accruing)	90+ days Past Due/ Nonaccrual	Total
Commercial real estate	$602	$454	$1,056	$—	$572	$572	$146	$3,057	$3,203
Commercial, financial and agricultural	5	1,808	1,813	4	811	815	92	517	609
Commercial construction	—	—	—	20	—	20	—	—	—
One to four family residential real estate	141	383	524	201	611	812	100	400	500
Consumer construction	—	—	—	—	—	—	—	—	—
Consumer	57	7	64	14	30	44	18	9	27

Total past due loans	$805	$2,652	$3,457	$239	$2,024	$2,263	$356	$3,983	$4,339

        A roll-forward of nonperforming loan activity for the three months ended June 30, 2014 (dollars in thousands):

	For the Three Months Ended June 30, 2014
	Commercial Real Estate	Commercial, Financial and Agricultural	Commercial Construction	One to four family residential real estate	Consumer Construction	Consumer	Total
NONACCRUAL
Beginning balance	$455	$730	$—	$299	$—	$7	$1,491
Principal payments	(3)	(63)	—	(14)	—	—	(80)
Charge-offs	—	—	—	—	—	(6)	(6)
Advances	—	—	—	—	—	—	—
Class transfers	—	—	—	—	—	—	—
Transfers to OREO	—	—	—	—	—	—	—
Transfers to accruing	—	—	—	—	—	—	—
Transfers from accruing	—	1,139	—	89	—	6	1,234
Other	2	2	—	9	—	—	13

Ending balance	$454	$1,808	$—	$383	$—	$7	$2,652

        A roll-forward of nonperforming loan activity for the three months ended June 30, 2013 (dollars in thousands):

	For the Three Months Ended June 30, 2013
	Commercial Real Estate	Commercial, Financial and Agricultural	Commercial Construction	One to four family residential real estate	Consumer Construction	Consumer	Total
NONACCRUAL
Beginning balance	$2,963	$424	$—	$446	$—	$—	$3,833
Principal payments	(31)	(66)	—	(16)	—	—	(113)
Charge-offs	—	—	—	(6)	—	(4)	(10)
Advances	—	—	—	—	—	—	—
Class transfers	—	—	—	—	—	—	—
Transfers to OREO	—	—	—	(38)	—	—	(38)
Transfers to accruing	—	—	—	—	—	—	—
Transfers from accruing	126	179	—	14	—	13	332
Other	(1)	(20)	—	—	—	—	(21)

Ending balance	$3,057	$517	$—	$400	$—	$9	$3,983

        A roll-forward of nonperforming loan activity for the first six months ended June 30, 2014 (dollars in thousands):

	For the Six Months Ended June 30, 2014
	Commercial Real Estate	Commercial, Financial and Agricultural	Commercial Construction	One to four family residential real estate	Consumer Construction	Consumer	Total
NONACCRUAL
Beginning balance	$572	$811	$—	$611	$—	$30	$2,024
Principal payments	(102)	(81)	—	(22)	—	(4)	(209)
Charge-offs	—	(53)	—	(3)	—	(25)	(81)
Advances	—	—	—	—	—	—	—
Class transfers	—	—	—	—	—	—	—
Transfers to OREO	(26)	—	—	(256)	—	—	(282)
Transfers to accruing	—	(10)	—	(127)	—	—	(137)
Transfers from accruing	—	1,139	—	171	—	6	1,316
Other	10	2	—	9	—	—	21

Ending balance	$454	$1,808	$—	$383	$—	$7	$2,652

        A roll-forward of nonperforming loan activity for the first six months ended June 30, 2013 (dollars in thousands):

	For the Six Months Ended June 30, 2013
	Commercial Real Estate	Commercial, Financial and Agricultural	Commercial Construction	One to four family residential real estate	Consumer Construction	Consumer	Total
NONACCRUAL
Beginning balance	$3,071	$436	$675	$505	$—	$—	$4,687
Principal payments	(148)	(68)	(100)	(65)	—	—	(381)
Charge-offs	(329)	(72)	—	(13)	—	(4)	(418)
Advances	—	—	—	—	—	—	—
Class transfers	—	—	—	—	—	—	—
Transfers to OREO	—	—	(580)	(107)	—	—	(687)
Transfers to accruing	—	—	—	—	—	—	—
Transfers from accruing	443	241	—	76	—	13	773
Other	20	(20)	5	4	—	—	9

Ending balance	$3,057	$517	$—	$400	$—	$9	$3,983

        A roll-forward of nonperforming loan activity during the year ended December 31, 2013 (dollars in thousands):

	Commercial Real Estate	Commercial, Financial and Agricultural	Commercial Construction	One to four family residential real estate	Consumer Construction	Consumer	Total
NONACCRUAL
Beginning balance	$3,071	$436	$675	$505	$—	$—	$4,687
Principal payments	(1,478)	(319)	(100)	(88)	—	(2)	(1,987)
Charge-offs	(1,304)	(616)	—	(141)	—	(4)	(2,065)
Advances	—	—	—	—	—	—	—
Class transfers	—	—	—	—	—	—	—
Transfers to OREO	(208)	(37)	(580)	(107)	—	—	(932)
Transfers to accruing	—	—	—	—	—	—	—
Transfers from accruing	443	1,346	—	434	—	36	2,259
Other	48	1	5	8	—	—	62

Ending balance	$572	$811	$—	$611	$—	$30	$2,024

Troubled Debt Restructuring

        Troubled debt restructurings ("TDR") are determined on a loan-by-loan basis. Generally restructurings are related to interest rate reductions, loan term extensions and short term payment forbearance as means to maximize collectability of troubled credits. If a portion of the TDR loan is uncollectible (including forgiveness of principal), the uncollectible amount will be charged off against the allowance at the time of the restructuring. In general, a borrower must make at least six consecutive timely payments before the Corporation would consider a return of a restructured loan to accruing status in accordance with FDIC guidelines regarding restoration of credits to accrual status.

        The Corporation has, in accordance with generally accepted accounting principles and per recently enacted accounting standard updates, evaluated all loan modifications to determine the fair value impact of the underlying asset. The carrying amount of the loan is compared to the expected payments to be received, discounted at the loan's original rate, or for collateral dependent loans, to the fair value of the collateral.

        A summary of troubled debt restructurings for the periods indicated is as follows (dollars in thousands):

	June 30, 2014		December 31, 2013		June 30, 2013
	Number of Modifications	Recorded Investment	Number of Modifications	Recorded Investment	Number of Modifications	Recorded Investment
Commercial real estate	—	$—	—	$—	—	$—
Commercial, financial and agricultural	—	—	1	528	—	—
Commercial construction	—	—	—	—	—	—
One to four family residential real estate	1	89	—	—	—	—
Consumer construction	—	—	—	—	—	—
Consumer	—	—	—	—	—	—

Total troubled debt restructurings	1	$89	1	$528	—	$—

        A roll-forward of troubled debt restructuring during the three months ended June 30, 2014 (dollars in thousands):

	Commercial Real Estate	Commercial, Financial and Agricultural	Commercial Construction	One to four family residential real estate	Consumer and Consumer Construction	Total
ACCRUING
Beginning balance	$1,009	$1,186	$858	$187	$—	$3,240
Principal payments	(2)	—	—	—	—	(2)
Charge-offs	—	—	—	—	—	—
Advances	—	—	—	—	—	—
New restructured	—	—	—	—	—	—
Transferred out of TDR	—	—	—	—	—	—
Transfers to nonaccrual	—	—	—	(89)	—	(89)

Ending Balance	$1,007	$1,186	$858	$98	$—	$3,149

NONACCRUAL
Beginning balance	$—	$508	$—	$—	$—	$508
Principal payments	—	—	—	—	—	—
Charge-offs	—	—	—	—	—	—
Advances	—	—	—	—	—	—
New restructured	—	—	—	—	—	—
Transfers to foreclosed properties	—	—	—	—	—	—
Transfers from accruing	—	—	—	89	—	89

Ending Balance	$—	$508	$—	$89	$—	$597

TOTALS
Beginning balance	$1,009	$1,694	$858	$187	$—	$3,748
Principal payments	(2)	—	—	—	—	(2)
Charge-offs	—	—	—	—	—	—
Advances	—	—	—	—	—	—
New restructured	—	—	—	—	—	—
Transfers out of TDRs	—	—	—	—	—	—
Tansfers to nonaccrual	—	—	—	(89)	—	(89)
Transfers to foreclosed properties	—	—	—	—	—	—
Transfers from accruing	—	—	—	89	—	89

Ending Balance	$1,007	$1,694	$858	$187	$—	$3,746

        A roll-forward of troubled debt restructuring during the three months ended June 30, 2013 (dollars in thousands):

	Commercial Real Estate	Commercial, Financial and Agricultural	Commercial Construction	One to four family residential real estate	Consumer and Consumer Construction	Total
ACCRUING
Beginning balance	$3,588	$2,174	$858	$100	$—	$6,720
Principal payments	(25)	—	—	—	—	(25)
Charge-offs	—	—	—	—	—	—
Advances	—	—	—	—	—	—
New restructured	—	—	—	—	—	—
Transferred out of TDRs	—	—	—	—	—	—
Transfers to nonaccrual	—	—	—	—	—	—

Ending Balance	$3,563	$2,174	$858	$100	$—	$6,695

NONACCRUAL
Beginning balance	$2,169	$—	$—	$106	$—	$2,275
Principal payments	—	—	—	—	—	—
Charge-offs	—	—	—	—	—	—
Advances	—	—	—	—	—	—
New restructured	—	—	—	—	—	—
Transfers to foreclosed properties	—	—	—	—	—	—
Transfers from accruing	—	—	—	—	—	—

Ending Balance	$2,169	$—	$—	$106	$—	$2,275

TOTALS
Beginning balance	$5,757	$2,174	$858	$206	$—	$8,995
Principal payments	(25)	—	—	—	—	(25)
Charge-offs	—	—	—	—	—	—
Advances	—	—	—	—	—	—
New restructured	—	—	—	—	—	—
Transfers out of TDRs	—	—	—	—	—	—
Tansfers to nonaccrual	—	—	—	—	—	—
Transfers to foreclosed properties	—	—	—	—	—	—
Transfers from accruing	—	—	—	—	—	—

Ending Balance	$5,732	$2,174	$858	$206	$—	$8,970

        A roll-forward of troubled debt restructuring during the six months ended June 30, 2014 (dollars in thousands):

	Commercial Real Estate	Commercial, Financial and Agricultural	Commercial Construction	One to four family residential real estate	Consumer and Consumer Construction	Total
ACCRUING
Beginning balance	$3,520	$1,186	$858	$99	$—	$5,663
Principal payments	(2,513)	—	—	(3)	—	(2,516)
Charge-offs	—					—
Advances	—					—
New restructured	—					—
Transferred out of TDRs	—					—
Transfers from accruing	—	—	—	91	—	91
Transfers to nonaccruing	—	—	—	(89)	—	(89)

Ending Balance	$1,007	$1,186	$858	$98	$—	$3,149

NONACCRUAL
Beginning balance	$—	$523	$—	$91	$—	$614
Principal payments	—	(15)	—	—	—	(15)
Charge-offs	—	—	—	—	—	—
Advances	—	—	—	—	—	—
New restructured	—	—	—	—	—	—
Transfers to accruing	—	—	—	(91)	—	(91)
Transfers from accruing	—	—	—	89	—	89

Ending Balance	$—	$508	$—	$89	$—	$597

TOTALS
Beginning balance	$3,520	$1,709	$858	$190	$—	$6,277
Principal payments	(2,513)	(15)	—	(3)	—	(2,531)
Charge-offs	—	—	—	—	—	—
Advances	—	—	—	—	—	—
New restructured	—	—	—	—	—	—
Transfers out of TDR	—	—	—	—	—	—
Transfers to nonaccrual	—	—	—	(89)	—	(89)
Transfers to accruing	—	—	—	89	—	89
Transfer from accruing	—	—	—	—	—	—

Ending Balance	$1,007	$1,694	$858	$187	$—	$3,746

        A roll-forward of troubled debt restructuring during the six months ended June 30, 2013 (dollars in thousands):

	Commercial Real Estate	Commercial, Financial and Agricultural	Commercial Construction	One to four family residential real estate	Consumer and Consumer Construction	Total
ACCRUING
Beginning balance	$3,611	$1,221	$858	$102	$—	$5,792
Principal payments	(48)	—	—	(2)	—	(50)
Charge-offs	—	—	—	—	—	—
Advances	—	—	—	—	—	—
New restructured	—	953	—	—	—	953
Transferred out of TDRs	—	—	—	—	—	—
Transfers to nonaccrual	—	—	—	—	—	—

Ending Balance	$3,563	$2,174	$858	$100	$—	$6,695

NONACCRUAL
Beginning balance	$2,162	$—	$—	$102	$—	$2,264
Principal payments	—	—	—	—	—	—
Charge-offs	—	—	—	—	—	—
Advances	—	—	—	—	—	—
New restructured	7	—	—	4	—	11
Transfers to foreclosed properties	—	—	—	—	—	—
Transfers from accruing	—	—	—	—	—	—

Ending Balance	$2,169	$—	$—	$106	$—	$2,275

TOTALS
Beginning balance	$5,773	$1,221	$858	$204	$—	$8,056
Principal payments	(48)	—	—	(2)	—	(50)
Charge-offs	—	—	—	—	—	—
Advances	—	—	—	—	—	—
New restructured	7	953	—	4	—	964
Transfers out of TDRs	—	—	—	—	—	—
Transfers to nonaccrual	—	—	—	—	—	—
Transfers to foreclosed properties	—	—	—	—	—	—
Transfers from accruing	—	—	—	—	—	—

Ending Balance	$5,732	$2,174	$858	$206	$—	$8,970

        A roll-forward of troubled debt restructuring during the year ended December 31, 2013 (dollars in thousands):

	Commercial Real Estate	Commercial, Financial and Agricultural	Commercial Construction	One to four family residential real estate	Consumer and Consumer Construction	Total
ACCRUING
Beginning balance	$3,611	$1,221	$858	$102	$—	$5,792
Principal payments	(91)	(460)		(3)	—	(554)
Charge-offs	—	—		—	—	—
Advances	—	—		—	—	—
New restructured	—	953		—	—	953
Transferred out of TDR	—	—		—	—	—
Transfers to nonaccrual	—	(528)		—	—	(528)

Ending Balance	$3,520	$1,186	$858	$99	$—	$5,663

NONACCRUAL
Beginning balance	$2,162	$—	$—	$102	$—	$2,264
Principal payments	(1,376)	(5)	—	(15)	—	(1,396)
Charge-offs	(793)	—	—	—	—	(793)
Advances	—	—	—	—	—	—
New restructured	7	528	—	4	—	539
Transfers to foreclosed properties	—	—	—	—	—	—
Transfers from accruing	—	—	—	—	—	—

Ending Balance	$—	$523	$—	$91	$—	$614

TOTALS
Beginning balance	$5,773	$1,221	$858	$204	$—	$8,056
Principal payments	(1,467)	(465)	—	(18)	—	(1,950)
Charge-offs	(793)	—	—	—	—	(793)
Advances	—	—	—	—	—	—
New restructured	7	1,481	—	4	—	1,492
Transfers out of TDRs	—	—	—	—	—	—
Tansfers to nonaccrual	—	(528)	—	—	—	(528)
Transfers to foreclosed properties	—	—	—	—	—	—
Transfers from accruing	—	—	—	—	—	—

Ending Balance	$3,520	$1,709	$858	$190	$—	$6,277

Insider Loans

        The Bank, in the ordinary course of business, grants loans to the Corporation's executive officers and directors, including their families and firms in which they are principal owners. Activity in such loans is summarized below (dollars in thousands):

	June 30, 2014	December 31, 2013	June 30, 2013
Loans outstanding, beginning of period	$9,043	$11,297	$11,297
New loans	—	496	496
Net activity on revolving lines of credit	1,178	(266)	(25)
Principal payments	(1,523)	(2,484)	(1,298)

Loans outstanding, end of period	$8,698	$9,043	$10,470

        There were no loans to related parties classified substandard as of June 30, 2014, December 31, 2013 or June 30, 2013. In addition to the outstanding balances above, there were unfunded commitments of $.575 million to related parties at June 30, 2014.

NOTE 4—LOANS

        The composition of loans at December 31 is as follows (dollars in thousands):

	2013	2012
Commercial real estate	$268,809	$244,966
Commercial, financial, and agricultural	79,655	80,646
One to four family residential real estate	103,768	87,948
Commercial construction	10,904	17,229
Consumer	13,801	10,923
Consumer construction	6,895	7,465
Total loans	$483,832	$449,177

        An analysis of the allowance for loan losses for the years ended December 31 is as follows (dollars in thousands):

	2013	2012	2011
Balance, January 1	$5,218	$5,251	$6,613
Recoveries on loans previously charged off	200	278	138
Loans charged off	(2,432)	(1,256)	(3,800)
Provision	1,675	945	2,300

Balance, December 31	$4,661	$5,218	$5,251

        In 2013, net charge off activity was $2.232 million, or .48% of average loans outstanding compared to net charge-offs of $.978 million, or .23% of average loans, in the same period in 2012 and $3.662 million, or .94% of average loans, in 2011. During 2013, a provision of $1.675 million was made to increase the allowance. This provision was made in accordance with the Corporation's allowance for loan loss reserve policy, which calls for a measurement of the adequacy of the reserve at each quarter end. This process includes an analysis of the loan portfolio to take into account increases in loans outstanding and portfolio composition, historical loss rates, and specific reserve requirements of nonperforming loans.

        A breakdown of the allowance for loan losses and recorded balances in loans at December 31, 2013 is as follows (dollars in thousands):

	Commercial real estate	Commercial, financial and agricultural	Commercial construction	One to four family residential real estate	Consumer construction	Consumer	Unallocated	Total
Allowance for loan loss reserve:
Beginning balance ALLR	$3,267	$692	$125	$980	$—	$—	$154	$5,218
Charge-offs	(1,539)	(632)	—	(141)	—	(120)	—	(2,432)
Recoveries	92	56	2	26	2	22	—	200
Provision	29	1,262	(47)	(349)	23	246	511	1,675

Ending balance ALLR	$1,849	$1,378	$80	$516	$25	$148	$665	$4,661

Loans:
Ending balance	$268,809	$79,655	$10,904	$103,768	$6,895	$13,801	$—	$483,832
Ending balance ALLR	(1,849)	(1,378)	(80)	(516)	(25)	(148)	(665)	(4,661)

Net loans	$266,960	$78,277	$10,824	$103,252	$6,870	$13,653	$(665)	$479,171

Ending balance ALLR:
Individually evaluated	$99	$891	$—	$103	$—	$18	$—	$1,111
Collectively evaluated	1,750	487	80	413	25	130	665	3,550

Total	$1,849	$1,378	$80	$516	$25	$148	$665	$4,661

Ending balance Loans:
Individually evaluated	$649	$1,830	$—	$385	$—	$42	$—	$2,906
Collectively evaluated	268,160	77,825	10,904	103,383	6,895	13,759	—	480,926

Total	$268,809	$79,655	$10,904	$103,768	$6,895	$13,801	$—	$483,832

Impaired loans, by definition, are individually evaluated.

        A breakdown of the allowance for loan losses, the activity for the period, and recorded balances in loans for the year ended December 31, 2012 is as follows (dollars in thousands):

	Commercial real estate	Commercial, financial and agricultural	Commercial construction	One to four family residential real estate	Consumer construction	Consumer	Unallocated	Total
Allowance for loan loss reserve:
Beginning balance ALLR	$2,823	$1,079	$207	$1,114	$—	$—	$28	$5,251
Charge-offs	(729)	(40)	(6)	(399)	—	(82)	—	(1,256)
Recoveries	52	201	—	7	—	18	—	278
Provision	1,121	(548)	(76)	258	—	64	126	945

Ending balance ALLR	$3,267	$692	$125	$980	$—	$—	$154	$5,218

Loans:
Ending balance	$244,966	$80,646	$17,229	$87,948	$7,465	$10,923	$—	$449,177
Ending balance ALLR	(3,267)	(692)	(125)	(980)	—	—	(154)	(5,218)

Net loans	$241,699	$79,954	$17,104	$86,968	$7,465	$10,923	$(154)	$443,959

Ending balance ALLR:
Individually evaluated	$1,662	$155	$10	$112	$—	$—	$—	$1,939
Collectively evaluated	1,605	537	115	868	—	—	154	3,279

Total	$3,267	$692	$125	$980	$—	$—	$154	$5,218

Ending balance Loans:
Individually evaluated	$22,910	$6,070	$858	$796	$—	$—	$—	$30,634
Collectively evaluated	222,056	74,576	16,371	87,152	7,465	10,923	—	418,543

Total	$244,966	$80,646	$17,229	$87,948	$7,465	$10,923	$—	$449,177

Impaired loans, by definition, are individually evaluated.

        A breakdown of the allowance for loan losses, the activity for the period, and recorded balances in loans for the year ended December 31, 2011 is as follows (dollars in thousands):

	Commercial real estate	Commercial, financial and agricultural	Commercial construction	One to four family residential real estate	Consumer construction	Consumer	Unallocated	Total
Allowance for loan loss reserve:
Beginning balance ALLR	$3,460	$1,018	$389	$1,622	$—	$—	$124	$6,613
Charge-offs	(2,267)	(579)	(412)	(490)	—	(52)	—	(3,800)
Recoveries	32	21	75	1	—	9	—	138
Provision	1,598	619	155	(19)	—	43	(96)	2,300

Ending balance ALLR	$2,823	$1,079	$207	$1,114	$—	$—	$28	$5,251

Loans:
Ending balance	$199,201	$92,269	$19,745	$77,332	$5,774	$6,925	$—	$401,246
Ending balance ALLR	(2,823)	(1,079)	(207)	(1,114)	—	—	(28)	(5,251)

Net loans	$196,378	$91,190	$19,538	$76,218	$5,774	$6,925	$(28)	$395,995

Ending balance ALLR:
Individually evaluated	$926	$160	$—	$114	$—	$—	$—	$1,200
Collectively evaluated	1,897	919	207	1,000	—	—	28	4,051

Total	$2,823	$1,079	$207	$1,114	$—	$—	$28	$5,251

Ending balance Loans:
Individually evaluated	$13,628	$1,707	$—	$1,930	$—	$—	$—	$17,265
Collectively evaluated	185,573	90,562	19,745	75,402	5,774	6,925	—	383,981

Total	$199,201	$92,269	$19,745	$77,332	$5,774	$6,925	$—	$401,246

Impaired loans, by definition, are individually evaluated.

        As part of the management of the loan portfolio, risk ratings are assigned to all commercial loans. Through the loan review process, ratings are modified as believed to be appropriate to reflect changes in the credit. Our ability to manage credit risk depends in large part on our ability to properly identify and manage problem loans.

        To do so, we operate a credit risk rating system under which our credit management personnel assign a credit risk rating to each loan at the time of origination and review loans on a regular basis to determine each loan's credit risk rating on a scale of 1 through 8, with higher scores indicating higher risk. The credit risk rating structure used is shown below.

        In the context of the credit risk rating structure, the term Classified is defined as a problem loan which may or may not be in a nonaccrual status, dependent upon current payment status and collectability.

Strong (1)

        Borrower is not vulnerable to sudden economic or technological changes. They have "strong" balance sheets and are within an industry that is very typical for our markets or type of lending culture. Borrowers also have "strong" financial and cash flow performance and excellent collateral (low loan to value or readily available to liquidate collateral) in conjunction with an impeccable repayment history.

Good (2)

        Borrower shows limited vulnerability to sudden economic change. These borrowers have "above average" financial and cash flow performance and a very good repayment history. The balance sheet of the company is also very good as compared to peer and the company is in an industry that is familiar to our markets or our type of lending. The collateral securing the deal is also very good in terms of its type, loan to value, etc.

Average (3)

        Borrower is typically a well-seasoned business, however may be susceptible to unfavorable changes in the economy, and could be somewhat affected by seasonal factors. The borrowers within this category exhibit financial and cash flow performance that appear "average" to "slightly above average" when compared to peer standards and they show an adequate payment history. Collateral securing this type of credit is good, exhibiting above average loan to values, etc.

Acceptable (4)

        A borrower within this category exhibits financial and cash flow performance that appear adequate and satisfactory when compared to peer standards and they show a satisfactory payment history. The collateral securing the request is within supervisory limits and overall is acceptable. Borrowers rated acceptable could also be newer businesses that are typically susceptible to unfavorable changes in the economy, and more than likely could be affected by seasonal factors.

Special Mention (5)

        The borrower may have potential weaknesses that deserve management's close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the asset or in the institution's credit position at some future date. Special mention assets are not adversely classified and do not expose an institution to sufficient risk to warrant adverse classification. Examples of this type of credit include a start-up company fully based on projections, a documentation issue that needs to be corrected or a general market condition that the borrower is working through to get corrected.

Substandard (6)

        Substandard loans are classified assets exhibiting a number of well-defined weaknesses that jeopardize normal repayment. The assets are no longer adequately protected due to declining net worth, lack of earning capacity, or insufficient collateral offering the distinct possibility of the loss of a portion of the loan principal. Loans classified as substandard clearly represent troubled and deteriorating credit situations requiring constant supervision.

Doubtful (7)

        Loans in this category exhibit the same, if not more pronounced weaknesses used to describe the substandard credit. Loans are frozen with collection improbable. Such loans are not yet rated as Charge-off because certain actions may yet occur which would salvage the loan.

Charge-off/Loss (8)

        Loans in this category are largely uncollectible and should be charged against the loan loss reserve immediately.

General Reserves:

        For loans with a credit risk rating of 5 or better and any loans with a risk rating of 6 or 7 with no specific reserve, reserves are established based on the type of loan collateral, if any, and the assigned credit risk rating. Determination of the allowance is inherently subjective as it requires significant estimates, including the amounts and timing of expected future cash flows on impaired loans, estimated losses on pools of homogenous loans based on historical loss experience, and consideration of current environmental factors and economic trends, all of which may be susceptible to significant change.

        Using a historical average loss by loan type as a base, each loan graded as higher risk is assigned a specific percentage. Within the commercial loan portfolio, the historical loss rates are used for specific industries such as hospitality, gaming, petroleum, and forestry. The residential real estate and consumer loan portfolios are assigned a loss percentage as a homogenous group. If, however, on an individual loan the projected loss based on collateral value and payment histories are in excess of the computed allowance, the allocation is increased for the higher anticipated loss. These computations provide the basis for the allowance for loan losses as recorded by the Corporation. In 2013 and 2012, commercial construction loans of $2.951 million and $3.468 million, respectively, did not receive a specific risk rating. These amounts represent loans made for land development and unimproved land purchases.

        Below is a breakdown of loans by risk category as of December 31, 2013 (dollars in thousands):

	(1) Strong	(2) Good	(3) Average	(4) Acceptable/ Acceptable Watch	(5) Sp. Mention	(6) Substandard	(7) Doubtful	Rating Unassigned	Total
Commercial real estate	$1,502	$23,310	$116,702	$125,010	$—	$2,285	$—	$—	$268,809
Commercial, financial and agricultural	3,741	4,348	27,455	39,070	—	5,041	—	—	79,655
Commercial construction	30	479	2,702	4,340	—	402	—	2,951	10,904
One-to-four family residential real estate	251	3,074	1,275	4,482	—	710	—	93,976	103,768
Consumer construction	—	—	—	—	—	—	—	6,895	6,895
Consumer	10	—	37	43	—	30	—	13,681	13,801

Total loans	$5,534	$31,211	$148,171	$172,945	$—	$8,468	$—	$117,503	$483,832

        Below is a breakdown of loans by risk category as of December 31, 2012 (dollars in thousands)

	(1) Strong	(2) Good	(3) Average	(4) Acceptable/ Acceptable Watch	(5) Sp. Mention	(6) Substandard	(7) Doubtful	Rating Unassigned	Total
Commercial real estate	$4,807	$20,491	$84,164	$113,379	$16,754	$5,189	$182	$—	$244,966
Commercial, financial and agricultural	5,026	3,936	23,821	41,785	4,296	1,782	—	—	80,646
Commercial construction	—	1,038	5,103	5,784	759	1,077	—	3,468	17,229
One-to-four family residential real estate	—	1,969	3,635	4,791	—	646	—	76,907	87,948
Consumer construction	—	—	—	—	—	—	—	7,465	7,465
Consumer	—	359	71	257	—	6	—	10,230	10,923

Total loans	$9,833	$27,793	$116,794	$165,996	$21,809	$8,700	$182	$98,070	$449,177

Impaired Loans

        Nonperforming loans are those which are contractually past due 90 days or more as to interest or principal payments, on nonaccrual status, or loans, the terms of which have been renegotiated to provide a reduction or deferral on interest or principal. There was no interest income recorded during impairment, and that which would have been recognized was $.228 million for the year ended December 31, 2013. For the year ended December 31, 2012, the amounts of interest recorded during impairment was $.054 million and that which would have been recognized was $.313 million.

        The accrual of interest on loans is discontinued when, in management's opinion, the borrower may be unable to meet payment obligations as they become due, as well as when required by regulatory provisions. When interest accrual is discontinued, all unpaid accrued interest is reversed. Interest income is subsequently recognized only to the extent cash payments are received in excess of principal due. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

        Loans are considered impaired when, based on current information and events, it is probable the Corporation will be unable to collect all amounts due in accordance with the original contractual terms of the loan agreement, including scheduled principal and interest payments. Impairment is evaluated in total for smaller-balance loans of a similar nature and on an individual loans basis for other loans. If a loan is impaired, a specific valuation allowance is allocated, if necessary, so that the loan is reported net, at the present value of estimated future cash flows using the loan's existing rate or at the fair value of collateral if repayment is expected solely from the collateral. Interest payments on impaired loans are typically applied to principal unless collectability of the principal amount is reasonably assured, in which case interest is recognized on a cash basis. Impaired loans, or portions thereof, are charged off when deemed uncollectible.

        The following is a summary of impaired loans and their effect on interest income (dollars in thousands):

	Nonaccrual Basis	Accrual Basis	Average Investment	Related Valuation Reserve	Interest Income Recognized During Impairment	Interest Income on Accrual Basis
December 31, 2013
With no valuation reserve:
Commercial real estate	$513	$—	$3,045	$—	$—	$153
Commercial, financial and agricultural	59	—	505	—	—	13
Commercial construction	—	—	626	—	—	3
One to four family residential real estate	361	—	625	—	—	16
Consumer construction	—	—	—	—	—	—
Consumer	—	—	2	—	—	—
With a valuation reserve:
Commercial real estate	$59	$—	$71	$14	$—	$5
Commercial, financial and agricultural	752	—	834	265	—	18
Commercial construction	—	—	—	—	—	—
One to four family residential real estate	250	—	261	78	—	20
Consumer construction	—	—	—	—	—	—
Consumer	30	—	30	13	—	—
Total:
Commercial real estate	$572	$—	$3,116	$14	$—	$158
Commercial, financial and agricultural	811	—	1,339	265	—	31
Commercial construction	—	—	626	—	—	3
One to four family residential real estate	611	—	886	78	—	36
Consumer construction	—	—	—	—	—	—
Consumer	30	—	32	13	—	—

Total	$2,024	$—	$5,999	$370	$—	$228

December 31, 2012
With no valuation reserve:
Commercial real estate	$132	$—	$1,550	$—	$—	$37
Commercial, financial and agricultural	—	—	1,063	—	—	19
Commercial construction	675	—	675	—	—	15
One to four family residential real estate	230	—	1,074	—	—	41
Consumer construction	—	—	16	—	—	1
Consumer	—	—	3	—	—	—
With a valuation reserve:
Commercial real estate	$2,939	$—	$3,173	$1,315	$54	$177
Commercial, financial and agricultural	436	—	504	109	—	17
Commercial construction	—	—	—	—	—	—
One to four family residential real estate	275	—	281	95	—	6
Consumer construction	—	—	—	—	—	—
Consumer	—	—	—	—	—	—
Total:
Commercial real estate	$3,071	$—	$4,723	$1,315	$54	$214
Commercial, financial and agricultural	436	—	1,567	109	—	36
Commercial construction	675	—	675	—	—	15
One to four family residential real estate	505	—	1,355	95	—	47
Consumer construction	—	—	16	—	—	1
Consumer	—	—	3	—	—	—

Total	$4,687	$—	$8,339	$1,519	$54	$313

        A summary of past due loans at December 31, is as follows (dollars in thousands):

	2013			2012
	30 - 89 days Past Due (accruing)	90+ days Past Due/ Nonaccrual	Total	30 - 89 days Past Due (accruing)	90+ days Past Due/ Nonaccrual	Total
Commercial real estate	$—	$572	$572	$575	$3,071	$3,646
Commercial, financial and agricultural	4	811	815	71	436	507
Commercial construction	20	—	20	—	675	675
One to four family residential real estate	201	611	812	291	505	796
Consumer construction	—	—	—	—	—	—
Consumer	14	30	44	14	—	14

Total past due loans	$239	$2,024	$2,263	$951	$4,687	$5,638

        A roll-forward of nonaccrual activity during the year ended December 31, 2013 (dollars in thousands):

	Commercial Real Estate	Commercial, Financial and Agricultural	Commercial Construction	One to four family residential real estate	Consumer Construction	Consumer	Total
NONACCRUAL
Beginning balance	$3,071	$436	$675	$505	$—	$—	$4,687
Principal payments	(1,478)	(319)	(100)	(88)	—	(2)	(1,987)
Charge-offs	(1,304)	(616)	—	(141)	—	(4)	(2,065)
Advances	—	—	—	—	—	—	—
Transfers to OREO	(208)	(37)	(580)	(107)	—	—	(932)
Transfers to accruing	—	—	—	—	—	—	—
Transfers from accruing	443	1,346	—	434	—	36	2,259
Other	48	1	5	8	—	—	62

Ending balance	$572	$811	$—	$611	$—	$30	$2,024

        A roll-forward of nonaccrual activity during the year ended December 31, 2012 (dollars in thousands):

	Commercial Real Estate	Commercial, Financial and Agricultural	Commercial Construction	One to four family residential real estate	Consumer Construction	Consumer	Total
NONACCRUAL
Beginning balance	$2,362	$1,111	$—	$1,997	$20	$—	$5,490
Principal payments	(1,569)	(1,385)	—	(1,068)	—	—	(4,022)
Charge-offs	(463)	—	—	(387)	(5)	(3)	(858)
Advances	—	—	—	—	—	—	—
Class transfers	—	—	—	—	—	—	—
Transfers to OREO	(675)	—	—	(662)	(15)	—	(1,352)
Transfers to accruing	—	—	—	—	—	—	—
Transfers from accruing	3,377	716	675	617	—	3	5,388
Other	39	(6)	—	8	—	—	41

Ending balance	$3,071	$436	$675	$505	$—	$—	$4,687

Troubled Debt Restructuring

        Troubled debt restructurings ("TDR") are determined on a loan-by-loan basis. Generally, restructurings are related to interest rate reductions, loan term extensions and short term payment forbearance as means to maximize collectability of troubled credits. If a portion of the TDR loan is uncollectible (including forgiveness of principal), the uncollectible amount will be charged off against the allowance at the time of the restructuring. In general, a borrower must make at least six consecutive timely payments before the Corporation would consider a return of a restructured loan to accruing status in accordance with FDIC guidelines regarding restoration of credits to accrual status.

        The Corporation has, in accordance with generally accepted accounting principles and per recently enacted accounting standard updates, evaluated all loan modifications to determine the fair value impact of the underlying asset. The carrying amount of the loan is compared to the expected payments to be received, discounted at the loan's original rate, or for collateral dependent loans, to the fair value of the collateral.

        A summary of troubled debt restructurings that occurred during the years ended December 31 is as follows (dollars in thousands):

	2013		2012
	Number of Modifications	Recorded Investment	Number of Modifications	Recorded Investment
Commercial real estate	—	$—	3	$4,614
Commercial, financial and agricultural	1	528	1	1,221
Commercial construction	—	—	3	860
One to four family residential real estate	—	—	1	102
Consumer construction	—	—	—	—
Consumer	—	—	—	—

Total troubled debt restructurings	1	$528	8	$6,797

        A roll-forward of troubled debt restructuring during the year ended December 31, 2013 (dollars in thousands):

	Commercial Real Estate	Commercial, Financial and Agricultural	Commercial Construction	One to four family residential real estate	Consumer and Consumer Construction	Total
ACCRUING
Beginning balance	$3,611	$1,221	$858	$102	$—	$5,792
Principal payments	(91)	(460)		(3)	—	(554)
Charge-offs	—	—		—	—	—
Advances	—	—		—	—	—
New restructured	—	953		—	—	953
Transferred out of TDR	—	—		—	—	—
Transfers to nonaccrual	—	(528)		—	—	(528)

Ending Balance	$3,520	$1,186	$858	$99	$—	$5,663

NONACCRUAL
Beginning balance	$2,162	$—	$—	$102	$—	$2,264
Principal payments	(1,376)	(5)	—	(15)	—	(1,396)
Charge-offs	(793)	—	—	—	—	(793)
Advances	—	—	—	—	—	—
New restructured	7	528	—	4	—	539
Transfers to foreclosed properties	—	—	—	—	—	—
Transfers from accruing	—	—	—	—	—	—

Ending Balance	$—	$523	$—	$91	$—	$614

TOTALS
Beginning balance	$5,773	$1,221	$858	$204	$—	$8,056
Principal payments	(1,467)	(465)	—	(18)	—	(1,950)
Charge-offs	(793)	—	—	—	—	(793)
Advances	—	—	—	—	—	—
New restructured	7	1,481	—	4	—	1,492
Transfers out of TDRs	—	—	—	—	—	—
Tansfers to nonaccrual	—	(528)	—	—	—	(528)
Transfers to foreclosed properties	—	—	—	—	—	—
Transfers from accruing	—	—	—	—	—	—

Ending Balance	$3,520	$1,709	$858	$190	$—	$6,277

        A roll-forward of troubled debt restructuring during the year ended December 31, 2012 (dollars in thousands):

	Commercial Real Estate	Commercial, Financial and Agricultural	Commercial Construction	One to four family residential real estate	Consumer and Consumer Construction	Total
ACCRUING
Beginning balance	$2,400	$—	$—	$103	$—	$2,503
Principal payments	(84)	—	(2)	(1)	—	(87)
Charge-offs	—	—	—	—	—	—
Advances	—	—	—	—	—	—
New restructured	3,695	1,221	860	—	—	5,776
Transferred out of TDRs	—	—	—	—	—	—
Transfers to nonaccrual	(2,400)	—	—	—	—	(2,400)

Ending Balance	$3,611	$1,221	$858	$102	$—	$5,792

NONACCRUAL
Beginning balance	$—	$—	$—	$—	$—	$—
Principal payments	(432)	—	—	—	—	(432)
Charge-offs	(772)	—	—	—	—	(772)
Advances	47	—	—	—	—	47
New restructured	919	—	—	102	—	1,021
Transfers to foreclosed properties	—	—	—	—	—	—
Transfers from accruing	2,400	—	—	—	—	2,400

Ending Balance	$2,162	$—	$—	$102	$—	$2,264

TOTALS
Beginning balance	$2,400	$—	$—	$103	$—	$2,503
Principal payments	(516)	—	(2)	(1)	—	(519)
Charge-offs	(772)	—	—	—	—	(772)
Advances	47	—	—	—	—	47
New restructured	4,614	1,221	860	102	—	6,797
Transfers out of TDRs	—	—	—	—	—	—
Transfers to nonaccrual	(2,400)	—	—	—	—	(2,400)
Transfers to foreclosed properties	—	—	—	—	—	—
Transfers from accruing	2,400	—	—	—	—	2,400

Ending Balance	$5,773	$1,221	$858	$204	$—	$8,056

Insider Loans

        The Bank, in the ordinary course of business, grants loans to the Corporation's executive officers and directors, including their families and firms in which they are principal owners. Activity in such loans is summarized below (dollars in thousands):

	2013	2012
Loans outstanding, January 1	$11,297	$8,827
New loans	496	3,911
Net activity on revolving lines of credit	(266)	233
Repayment	(2,484)	(1,674)

Loans outstanding, December 31	$9,043	$11,297

        There were no loans to related-parties classified substandard as of December 31, 2013 and 2012. In addition to the outstanding balances above, there were unfunded commitments of $5,000 to related parties at December 31, 2013.